Summary of Significant Accounting Policies - Summary of Dry Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at end of the year	$ 2,327,337	$ 2,539,949
Dry-docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)
Balance at end of the year	$ 45,909	$ 60,158	$ 71,349